Registration Statement No. 333-144627
                                811-04633

As Filed with the Securities and Exchange Commission on December 10, 2012

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933                [ X ]

Pre-Effective Amendment No. ____          [  ]

Post-Effective Amendment No._16___         [ X ]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ X ]

Amendment No.__73__          [ X ]

Sun Life (N.Y.) Variable Account D
Registrant

Sun Life Insurance and Annuity Company of New York
Depositor

60 East 42nd Street, Suite 1115
New York, New York  10165
Depositor's Address

1-866-702-6998
Depositor's Telephone Number

William T. Evers
Assistant Vice President and Senior Counsel
Sun Life Assurance Company of Canada (U.S.)
One Sun Life Executive Park
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

[ X ]  immediately upon filing pursuant to paragraph (b) of Rule 485.

[  ]  on May 1, 2012 pursuant to paragraph (b) of Rule 485.

[  ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[  ]  on August 10, 2011 pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
[  ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This Amendment No. 16 to the Registration Statement on Form N-6 (the "Registration Statement") (File Nos. 333-144627, 811-04633) is being filed pursuant to Rule 485(b) under the Securities Act of 1933, as amended, in order to add a supplement to the prospectus filed with Post-Effective Amendment No. 15 to the Registration Statement, which was filed on April 27, 2012. This Amendment does not otherwise delete, amend, or supersede any prospectus, statement of additional information, exhibit, or other information contained in Post-Effective Amendment No. 15 to the Registration Statement.

PART A

SUPPLEMENT DATED DECEMBER 10, 2012
TO
PROSPECTUSES DATED

MAY 1, 2012
FOR SUN EXECUTIVE VARIABLE UNIVERSAL LIFE INSURANCE

APRIL 29, 2011
FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE AND SUN PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
SUN LIFE (N.Y.) VARIABLE ACCOUNT D

The shareholders of the Sun Capital Advisers Trust (the “Trust”) approved the following actions to occur at the end of business on December 7, 2012.

I.  The merger of certain Sun Capital funds into MFS Series.

If your Policy had any investment option listed in the “Existing Funds” column in the table immediately below, those options merged into the corresponding investment options listed in the “Successor Funds” column.
EXISTING FUNDS	SUCCESSOR FUNDS
1. SC WMC Large Cap Growth Fund	1. MFS Growth Series
2. SC Davis Venture Value Fund	2. MFS Research Series
3. SC WMC Blue Chip Mid Cap Fund	3. MFS Mid Cap Growth Series
4. SC Invesco Small Cap Growth Fund	4. MFS New Discovery Series
5. Sun Capital Investment Grade Bond Fund	5. MFS Research Bond Series
6. SC PIMCO Total Return Fund	6. MFS Research Bond Series
7. SC Lord Abbett Growth & Income Fund	7. MFS Value Series
8. SC PIMCO High Yield Fund	8. MFS High Yield Portfolio

II.  The transitioning of certain Sun Capital funds into MFS Portfolios.

If your Policy had any investment option listed in the “Transitioning Funds” column in the table immediately below, those options transitioned into the corresponding MFS Portfolio listed in the “Funds as Renamed” column.
TRANSITIONING FUNDS	FUNDS AS RENAMED
1. Sun Capital Global Real Estate Fund	1. MFS Global Real Estate Portfolio
2. SC BlackRock Inflation Protected Bond Fund	2. MFS Inflation Adjusted Bond Portfolio
3. SC Columbia Small Cap Value Fund	3. MFS New Discovery Value Portfolio
4. SC Goldman Sachs Mid Cap Value Fund	4. MFS Mid Cap Value Portfolio
5. SC Goldman Sachs Short Duration Fund	5. MFS Limited Maturity Portfolio
6. SC Ibbotson Balanced Fund*	6. MFS Moderate Allocation Portfolio*
7. SC Ibbotson Conservative Fund*	7. MFS Conservative Allocation Portfolio*
8. SC Ibbotson Growth Fund*	8. MFS Growth Allocation Portfolio*
9. SC BlackRock Small Cap Index Fund	9. MFS Blended Research Small Cap Portfolio
*If a “Transitioning Fund” is an investment option that is a “Designated Fund” under your Policy, the corresponding “Fund as Renamed” is also a “Designated Fund”.

III.  The liquidation of SC AllianceBernstein International Value Fund, SC BlackRock International Index Fund, SC BlackRock Large Cap Index Fund and Sun Capital Money Market Fund.

Any Account Value in a liquidating fund which was not previously transferred out prior to liquidation was automatically transferred to the MFS Money Market Portfolio.  Through January 11, 2013, that portion of Account Value in the MFS Money Market Portfolio as a result of the liquidation may be transferred out to another investment option without the transfer counting against any contractual transfer limits.

Please retain this supplement with your prospectus for future reference.

PART B

The Statement of Additional Information is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement for Sun Life (N.Y.) Variable Account D, File No. 333-144627, filed with the Securities and Exchange Commission on April 27, 2012.

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Insurance and Annuity Company of New York, dated April 24, 2003, authorizing the establishment of Sun Life (N.Y.) Variable Account D (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

B.	None.

C.
(1) Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2) Amendment One to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on April 27, 2010.)

(3) Amendment Two to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on April 27, 2010.)

(4) Sales Operations and General Agent Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on April 27, 2012.)

D.           (1)  Flexible Premium Variable Universal Life Insurance Policy. (Incorporated herein by reference    to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(2)
 Charitable Giving Benefit Rider. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on November 21, 2007.)

(3)   Payment of Stipulated Premium Rider (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(4)   Waiver of Monthly Deductions Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(5)   Travel Assistance Endorsement. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on November 21, 2007.)

(6)
Loan Lapse Protection Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144626, filed with the Securities and Exchange Commission on July 17, 2007.)

(7)  Scheduled Increases Endorsement. (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on May 20, 2009.)

E.	(1)
Application. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(2)           Application. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(3)           Application. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(4)           Application. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(5) Consent Form. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on July 17, 2007.)

(6) Consent Form.  (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on April 30, 2009.)

(7) Scheduled Increases Application.  (Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on May 20, 2009.)

F.
Charter and By-Laws of Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-171640, filed with the Securities and Exchange Commission on March 29, 2011.)

G.
Specimen Reinsurance Contract. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H.           (1)      Participation Agreement, dated April 17, 2000, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8d, File No. 333-67864, filed with the Securities and Exchange Commission on November 6, 2002.)

 (2)     Amended and Restated Participation Agreement, dated December 13, 2004, by and among Sun Capital Advisers Trust, Sun Capital Advisers, Inc., Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8e, File No. 333-83516, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)      Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8e, File No. 333-119151, filed with the Securities and Exchange Commission on May 2, 2005.)

(4)      Participation Agreement, dated September 1, 2001, by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8l, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(5)      Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, Exhibit 8g, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(6)      Participation Agreement, dated October 1,2006, by and among  Sun Life Insurance and Annuity Company of New York, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, File No. 333-136435, filed with the Securities and Exchange Commission on January 18, 2007.)

(7)      Amended and Restated Participation Agreement, dated November 6, 2002,by and among MFS/Sun Life Series Trust, Sun Life Insurance and Annuity Company of New York, Sun Life Assurance Company of Canada (U.S.), and Massachusetts Financial Services Company (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8a, File No. 333-107983, filed with the Securities and Exchange Commission on May 28, 2004.)

(8a)     Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8b, File No. 033-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

(8b)
Amendment 3, dated April 17, 2000, to the Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit 16b, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

 (9)      Participation Agreement, dated August 1, 2003, by and among Sun Life Insurance and Annuity Company of New York, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H10, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(10)
Participation Agreement, dated September 16, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H10, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(11)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H17, File 333-105438, filed with the Securities and Exchange Commission on May 2, 2005.)

(12)    Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investment Trust, Van Kampen Funds, Inc., Van Kampen Asset Management (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H16, File 333-105438, filed with the Securities and Exchange Commission on May 2, 2005.)

(13)
Participation Agreement, dated December 1, 2004, by and among Wanger Advisors Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.  (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H20, File No.333-136435, filed with the Securities and Exchange Commission on August 9, 2006.)

(14)
Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, Exhibit H22, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2007.)

(15)    Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H9, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007.)

(16a)   Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(16b)  Amendment 1, dated October 1, 2006, to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment 1 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit 15b, File No. 333-136435, filed with the Securities and Exchange Commission on April 27, 2007.)

(17)    Participation Agreement, dated October 1, 2008, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, American Funds Insurance Series and Capital Research and Management Company. (Incorporated by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 111688, filed with the Securities and Exchange Commission on September 22, 2008.)

(18)
Participation Agreement, dated December 10, 2012, by and among MFS Variable Insurance Trusts I, II and III, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Massachusetts Financial Services Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on December 10, 2012.)

I. (1a)
Third Party Administration Agreement between Andesa TPA, Inc. and Sun Life Assurance Company of Canada. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on October 1, 2002.)

(1b)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(1c)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

J. (1)
Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on April 27, 2012.)

(2)
Resolution of the Board of Directors of the Depositor dated March 29, 2011, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on April 27, 2012.)

K.
Legal Opinion. (Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on April 27, 2012.)

L.           None.

M.           None.

N.	Consent of Registered Independent Accounting Firm.

O.           None.

P.           None.

Q.           None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Scott M. Davis Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Counsel
Larry R. Madge Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and Chief Financial Officer and Treasurer
Peter R. O’Flinn 27250 Ibis Cove Court Bonita Springs, FL 34134	Director
Barbara Z. Shattuck 570 Park Avenue, Apt. 11C New York, NY 10021	Director
David K. Stevenson 825 Bentwater Circle, Apt. 204 Naples, FL 34186	Director
Westley V. Thompson Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Chairman and Director and President, SLF U.S.
Fred M. Tavan Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President and Chief Actuary
Kerri R. Ansello Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Counsel and Secretary
Michael E. Shunney Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Director and Senior Vice President and General Manager, Employee Benefits Group
Sean N. Woodroffe Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Vice President, Human Resources
David J. Healy Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President, Sun Life Financial U.S. Operations
Kenneth A. McCullum Sun Life Assurance Company of Canada (U.S.) One Sun Life Executive Park Wellesley Hills, MA 02481	Senior Vice President and General Manager, Life and Annuities, Inforce Management
Stephen C. Peacher Sun Life Assurance Company of Canada 150 King Street West Toronto, Ontario, Canada M5H 1J9	Executive Vice President and Chief Investment Officer

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life of Canada (U.S.),which is ultimately controlled by Sun Life Financial.

The organization chart of Sun Life Financial is incorporated by reference to Post-Effective Amendment No. 44 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed April 27, 2012.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

ITEM 29.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will, unless in the opinion of their counsel that matter has been settled by controlling precedent,  submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a)
Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I, K and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account and Sun Life (N.Y.) Variable Accounts A, B, C and N.

(b)

Name and Principal	Position and Offices
Business Address*	with Underwriter

Kenneth A. McCullum	President and Director
Scott M. Davis	Director
Larry R. Madge	Director
Paul Finnegan	Anti-Money Laundering Compliance Officer
Michael S. Bloom	Assistant Secretary
Kathleen T. Baron	Chief Compliance Officer
William T. Evers	Assistant Vice President and Senior Counsel
Jane F. Jette	Financial/Operations Principal and Treasurer
Michelle A. Greco	Senior Counsel
Jie Cheng Kerri R. Ansello Maryellen Percuoco	Tax Assistant Vice President Secretary Assistant Secretary

* The principal business address of all directors and officers of the principal underwriter is One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

(c)  Inapplicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Insurance ad Annuity Company of New York, in whole or in part, at its Home Office at 60 East 42nd Street, Suite 3100, New York, New York 10165, at the offices of Clarendon Insurance Agency, Inc., at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481 or at the offices of Sun Life Assurance Company of Canada (U.S.), at One Sun Life Executive Park, Wellesley Hills, Massachusetts 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Insurance and Annuity Company of New York hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Insurance and Annuity Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 10th day of December, 2012.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Westley V. Thompson*
Westley V. Thompson
President, SLF U.S.

Attest:	/s/ Susan J. Lazzo
Susan J. Lazzo
Assistant Vice President & Senior Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the date indicated.

SIGNATURE	TITLE	DATE

/s/ Westley V. Thompson*	President, SLF U.S. and Director	December 10, 2012
Westley V. Thompson	(Principal Executive Officer)

/s/ Larry R. Madge*	Senior Vice President and Chief Financial	December 10, 2012
Larry R. Madge	Officer and Treasurer and Director
(Principal Financial Officer)

/s/ Vincent A. Montiverdi*	Vice President and Controller	December 10, 2012
Vincent A. Montiverdi	(Principal Accounting Officer)

*By: /s/ Susan J. Lazzo	Attorney-in-Fact for:	December 10, 2012
Peter R. O'Flinn, Director
David K. Stevenson, Director
Michael E. Shunney, Director
Scott M. Davis, Director
Barbara Z. Shattuck, Director

*Susan J. Lazzo has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on April 27, 2012.)

EXHIBIT INDEX

N	Consent of Independent Registered Public Accounting Firm

Representation of Counsel Pursuant to Rule 485(b)